CONDENSED CONSOLIDATED STATEMENT OF CASH FLOW (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
CASH FLOW FROM OPERATING ACTIVITIES
Profit/(loss) after tax	$ 35,189	$ 30,967	$ 126,749	$ 126,089
Items included in net income not affecting cash flows	29,632	29,706	89,143	85,050
Depreciation and amortization	28,135	28,326	84,264	80,427
Amortization of deferred debt issuance cost	652	664	1,995	2,222
(Gain) / loss, disposal of property, plant and equipment	0	8	0	18
Fair value (gain)/loss on derivative financial instruments	0	0	0	504
Compensation related to options and restricted stock	903	716	2,898	2,583
Net foreign exchange differences	(58)	(9)	(13)	(11)
(Gain) / loss modification of debt	0	0	0	(693)
Income adjusted for non-cash items	64,821	60,672	215,892	211,139
Changes in operating assets and liabilities	15,323	(4,949)	16,976	(1,995)
Accounts receivable and accrued revenues	11,802	1,147	17,295	3,781
Capitalized voyage expenses	3,203	(625)	(299)	(18)
Prepaid expenses	(3,105)	1,264	558	1,527
Accounts payable and accrued expenses	410	(2,214)	677	(2,639)
Deferred shipping revenues	(535)	(1,116)	(1,682)	222
Bunker inventory	3,508	(3,425)	508	(4,715)
Pension liability	40	21	(80)	(152)
Net cash provided by operating activities	80,144	55,723	232,868	209,144
CASH FLOW FROM INVESTING ACTIVITIES
Investment in vessels	(2,004)	(92,943)	(6,633)	(125,897)
Investment in vessels under construction	(25,840)	0	(77,338)	0
Proceeds from sale of derivatives	0	0	0	3,256
Investment in other property, plant and equipment	(47)	(89)	(69)	(134)
Net cash used in investing activities	(27,891)	(93,032)	(84,040)	(122,775)
CASH FLOW FROM FINANCING ACTIVITIES
Cash dividends paid	(43,595)	(56,661)	(125,873)	(156,082)
Dividends paid to non-controlling interest	0	0	0	(590)
Repayment principal element of lease liability	(354)	(346)	(1,033)	(1,082)
Issuance of long-term debt	0	99,492	75,000	315,684
Purchase of treasury shares	0	(9,942)	0	(18,808)
Scheduled repayment of long-term debt	(7,625)	(6,875)	(24,088)	(15,588)
Prepayment of long-term debt	0	(45,000)	(74,000)	(45,000)
Repayment of long-term debt refinancing	0	0	0	(216,761)
Net cash used in financing activities	(51,574)	(19,331)	(149,995)	(138,227)
Net (decrease)/increase in cash and cash equivalents	679	(56,640)	(1,167)	(51,859)
Net foreign exchange difference	509	(90)	259	(169)
Cash and cash equivalents at beginning of period	72,642	130,649	74,738	125,948
Cash and cash equivalents at end of period	73,829	73,920	73,829	73,920
Specification of items included in operating activities:
Interest paid	7,499	7,324	23,385	20,561
Interest received	$ 288	$ 367	$ 2,281	$ 3,221